Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories
Stockpile ore	$ 45.2	$ 34.1
Work-in-process	17.1	5.3
Finished goods	14.4	16.8
Supplies	74.6	70.5
Total inventories	151.3	126.7
Less: non-current stockpile inventories	(32.6)	0.0
Total current inventories	118.7	126.7
Operating expense	436.3	450.4
Reversals of write-downs of inventories	16.4	(0.7)
Inventories recognized
Disclosure of inventories
Operating expense	421.1	$ 436.2
Low-Grade Stockpile
Disclosure of inventories
Reversals of write-downs of inventories	$ 19.8